Discontinued Operations (Tables)	12 Months Ended
Nov. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Summary of results of discontinued operations
A summary of the results of discontinued operations for National Beef is as follows (in thousands):

	Period Ended June 4, 2018 (1)	Twelve Months Ended December 31, 2017
Revenues:
Beef processing services	$3,137,611	$7,353,663
Interest income	131	339
Other	4,329	4,946
Total revenues	3,142,071	7,358,948

Expenses:
Compensation and benefits	17,414	39,884
Cost of sales	2,884,983	6,764,055
Interest expense	4,316	6,657
Depreciation and amortization	43,959	98,515
Selling, general and other expenses	14,291	42,525
Total expenses	2,964,963	6,951,636

Income from discontinued operations before income taxes	177,108	407,312
Income tax provision	47,045	118,681
Income from discontinued operations, net of income tax provision	$130,063	$288,631

(1) The operations of National Beef from January 1, 2018 through June 4, 2018, are included in discontinued operations for our eleven months ended November 30, 2018.